Loans and borrowings (Details 3 - Textuals) - USD ($) $ in Thousands	Jun. 16, 2024	Mar. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Borrowings			$ 138,735	$ 150,262	$ 189,693
Advance on Foreign Exchange Contract (ACC) | CI&T Brazil
Loans and borrowings
Borrowings	$ 9,818
Nominal interest rate	6.31%
Borrowing maturity	July 2025
Working Capital Loan | CI&T, Inc. (“CI&T US”)
Loans and borrowings
Borrowings		$ 10,000
Nominal interest rate		2.80%
Borrowing maturity		December 2028
Nominal interest rate, basis		6 months + 2.80%